John Hancock
Investment Grade Bond Fund
Quarterly portfolio holdings 8/31/2024

Fund’s investments
As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 58.0%				$2,008,142,513
(Cost $2,018,498,344)
U.S. Government 20.0%				692,013,502
U.S. Treasury
Bond	2.250	02-15-52	10,795,000	7,262,589
Bond	3.000	08-15-52	5,978,000	4,742,002
Bond	3.375	08-15-42	31,708,000	28,056,626
Bond	3.375	11-15-48	11,535,000	9,829,532
Bond	4.000	11-15-42	56,420,000	54,436,484
Bond	4.625	05-15-44	47,023,000	48,970,046
Bond	4.625	05-15-54	96,666,000	103,311,788
Bond	4.750	11-15-43	129,411,000	137,195,880
Note	3.875	08-15-34	61,033,000	60,813,663
Note	4.000	07-31-29	22,138,000	22,399,159
Note	4.125	03-31-31	11,545,000	11,757,861
Note	4.125	07-31-31	94,065,000	95,828,719
Note	4.250	06-30-31	93,367,000	95,817,884
Note	4.625	05-31-31	11,064,000	11,591,269
U.S. Government Agency 38.0%				1,316,129,011
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	7,549,036	6,873,466
15 Yr Pass Thru	4.000	08-01-37	2,993,161	2,957,160
15 Yr Pass Thru	4.000	08-01-37	1,783,453	1,761,445
15 Yr Pass Thru	4.000	08-01-37	2,642,227	2,605,493
15 Yr Pass Thru	4.000	11-01-37	5,396,103	5,322,769
15 Yr Pass Thru	4.500	12-01-37	1,142,681	1,141,269
15 Yr Pass Thru	4.500	02-01-38	7,225,292	7,207,329
30 Yr Pass Thru	2.500	08-01-51	6,130,280	5,307,807
30 Yr Pass Thru	2.500	11-01-51	4,743,839	4,098,484
30 Yr Pass Thru	2.500	12-01-51	1,549,724	1,333,087
30 Yr Pass Thru	3.000	03-01-43	237,277	219,914
30 Yr Pass Thru	3.000	03-01-43	1,895,491	1,755,715
30 Yr Pass Thru	3.000	04-01-43	320,152	296,425
30 Yr Pass Thru	3.000	12-01-45	671,850	614,096
30 Yr Pass Thru	3.000	10-01-46	689,769	630,043
30 Yr Pass Thru	3.000	10-01-46	547,788	498,816
30 Yr Pass Thru	3.000	12-01-46	1,951,515	1,767,291
30 Yr Pass Thru	3.000	12-01-46	527,194	481,051
30 Yr Pass Thru	3.000	04-01-47	351,995	320,307
30 Yr Pass Thru	3.000	04-01-47	4,327,131	3,908,670
30 Yr Pass Thru	3.000	09-01-49	4,640,552	4,181,630
30 Yr Pass Thru	3.000	10-01-49	3,320,062	2,992,766
30 Yr Pass Thru	3.000	10-01-49	1,694,926	1,527,309
30 Yr Pass Thru	3.000	12-01-49	6,608,477	5,957,005
30 Yr Pass Thru	3.000	12-01-49	5,384,214	4,834,923
30 Yr Pass Thru	3.000	01-01-50	10,537,053	9,495,003
30 Yr Pass Thru	3.000	02-01-50	5,837,207	5,238,054
30 Yr Pass Thru	3.000	11-01-50	2,334,710	2,096,525
30 Yr Pass Thru	3.000	02-01-52	6,965,695	6,240,370
30 Yr Pass Thru	3.000	06-01-52	8,319,608	7,455,902
30 Yr Pass Thru	3.500	02-01-42	531,997	507,063
30 Yr Pass Thru	3.500	04-01-44	320,287	304,182
30 Yr Pass Thru	3.500	07-01-46	600,468	564,457
30 Yr Pass Thru	3.500	10-01-46	858,467	800,277
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-01-46	732,037	$685,162
30 Yr Pass Thru	3.500	12-01-46	373,452	350,239
30 Yr Pass Thru	3.500	01-01-47	2,743,367	2,577,128
30 Yr Pass Thru	3.500	02-01-47	619,501	583,704
30 Yr Pass Thru	3.500	04-01-47	475,619	446,798
30 Yr Pass Thru	3.500	08-01-47	6,281,284	5,831,093
30 Yr Pass Thru	3.500	11-01-48	2,213,968	2,075,657
30 Yr Pass Thru	3.500	06-01-49	13,067	12,183
30 Yr Pass Thru	3.500	12-01-49	3,962,751	3,675,018
30 Yr Pass Thru	3.500	03-01-52	2,641,267	2,450,312
30 Yr Pass Thru	3.500	03-01-52	12,218,579	11,274,122
30 Yr Pass Thru	3.500	04-01-52	28,864,250	26,768,437
30 Yr Pass Thru	3.500	06-01-52	7,369,488	6,862,030
30 Yr Pass Thru	3.500	07-01-52	3,243,981	2,993,231
30 Yr Pass Thru	3.500	07-01-52	6,321,485	5,836,805
30 Yr Pass Thru	3.500	07-01-52	4,734,478	4,365,559
30 Yr Pass Thru	4.000	11-01-43	115,716	113,054
30 Yr Pass Thru	4.000	02-01-44	40,637	39,664
30 Yr Pass Thru	4.000	07-01-45	1,502,418	1,460,721
30 Yr Pass Thru	4.000	03-01-48	355,354	343,382
30 Yr Pass Thru	4.000	08-01-48	325,583	314,106
30 Yr Pass Thru	4.000	08-01-49	10,256,717	9,803,742
30 Yr Pass Thru	4.000	05-01-52	229,922	220,774
30 Yr Pass Thru	4.000	05-01-52	17,012,640	16,186,869
30 Yr Pass Thru	4.000	06-01-52	10,174,537	9,680,678
30 Yr Pass Thru	4.000	08-01-52	18,019,767	17,223,948
30 Yr Pass Thru	4.000	08-01-52	11,084,221	10,594,701
30 Yr Pass Thru	4.000	08-01-52	5,481,113	5,201,364
30 Yr Pass Thru	4.000	08-01-52	26,086,174	24,909,656
30 Yr Pass Thru	4.000	08-01-52	2,782,207	2,647,163
30 Yr Pass Thru	4.000	04-01-53	3,112,373	2,973,704
30 Yr Pass Thru	4.000	04-01-53	3,512,044	3,351,177
30 Yr Pass Thru	4.500	02-01-41	184,900	184,887
30 Yr Pass Thru	4.500	03-01-47	629,141	623,765
30 Yr Pass Thru	4.500	06-01-52	4,736,054	4,647,361
30 Yr Pass Thru	4.500	07-01-52	2,127,728	2,087,217
30 Yr Pass Thru	4.500	07-01-52	3,274,712	3,212,362
30 Yr Pass Thru	4.500	08-01-52	1,262,934	1,240,072
30 Yr Pass Thru	4.500	08-01-52	6,131,937	6,013,270
30 Yr Pass Thru	4.500	08-01-52	5,079,019	4,980,728
30 Yr Pass Thru	4.500	08-01-52	4,449,057	4,333,761
30 Yr Pass Thru	4.500	09-01-52	3,269,565	3,206,291
30 Yr Pass Thru	4.500	09-01-52	3,594,612	3,529,541
30 Yr Pass Thru	4.500	09-01-52	13,009,933	12,766,292
30 Yr Pass Thru	4.500	10-01-52	13,189,897	12,934,642
30 Yr Pass Thru	4.500	10-01-52	4,830,618	4,720,529
30 Yr Pass Thru	4.500	12-01-52	2,981,101	2,921,547
30 Yr Pass Thru	4.500	12-01-52	12,080,747	11,888,484
30 Yr Pass Thru	4.500	02-01-53	11,832,362	11,555,309
30 Yr Pass Thru	4.500	03-01-53	7,988,434	7,781,415
30 Yr Pass Thru	4.500	04-01-53	2,870,794	2,818,826
30 Yr Pass Thru	4.500	04-01-53	9,961,437	9,756,987
30 Yr Pass Thru	4.500	08-01-53	9,012,692	8,849,542
30 Yr Pass Thru	4.500	08-01-53	3,676,385	3,604,090
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	07-01-52	9,145,057	$9,165,374
30 Yr Pass Thru	5.000	08-01-52	4,651,252	4,639,129
30 Yr Pass Thru	5.000	08-01-52	15,117,896	15,121,010
30 Yr Pass Thru	5.000	09-01-52	16,867,184	16,786,322
30 Yr Pass Thru	5.000	10-01-52	6,443,857	6,427,061
30 Yr Pass Thru	5.000	11-01-52	3,802,325	3,780,532
30 Yr Pass Thru	5.000	12-01-52	3,221,499	3,222,163
30 Yr Pass Thru	5.000	12-01-52	6,372,263	6,395,480
30 Yr Pass Thru	5.000	12-01-52	10,290,054	10,266,448
30 Yr Pass Thru	5.000	02-01-53	7,577,120	7,533,692
30 Yr Pass Thru	5.000	03-01-53	11,499,501	11,501,869
30 Yr Pass Thru	5.000	07-01-53	16,620,501	16,618,731
30 Yr Pass Thru	5.000	07-01-53	10,832,639	10,862,798
30 Yr Pass Thru	5.000	07-01-53	6,258,557	6,259,846
30 Yr Pass Thru	5.000	08-01-53	7,740,785	7,754,475
30 Yr Pass Thru	5.000	08-01-53	4,338,857	4,349,242
30 Yr Pass Thru	5.500	06-01-53	4,684,770	4,762,581
30 Yr Pass Thru	5.500	07-01-53	5,195,626	5,281,922
30 Yr Pass Thru	5.500	08-01-53	2,918,128	2,952,006
30 Yr Pass Thru	5.500	09-01-53	9,384,290	9,540,156
Federal National Mortgage Association
15 Yr Pass Thru	2.000	06-01-36	11,143,329	10,100,832
15 Yr Pass Thru	2.000	06-01-36	7,674,513	6,970,925
15 Yr Pass Thru	2.000	04-01-37	7,690,081	7,011,500
15 Yr Pass Thru	2.500	01-01-35	4,505,862	4,217,462
15 Yr Pass Thru	2.500	08-01-35	6,378,570	5,938,413
15 Yr Pass Thru	2.500	05-01-36	10,144,834	9,485,997
15 Yr Pass Thru	3.000	07-01-27	35,277	34,512
15 Yr Pass Thru	3.000	03-01-33	6,192,859	5,975,972
15 Yr Pass Thru	3.500	06-01-34	197,868	192,923
15 Yr Pass Thru	4.000	12-01-24	2,981	2,967
15 Yr Pass Thru	4.000	09-01-37	5,042,400	4,981,751
15 Yr Pass Thru	4.000	10-01-37	4,228,576	4,173,751
15 Yr Pass Thru	4.000	01-01-38	2,272,338	2,240,747
15 Yr Pass Thru	4.500	11-01-37	5,775,856	5,768,717
15 Yr Pass Thru	4.500	12-01-37	1,877,753	1,875,432
30 Yr Pass Thru	2.000	09-01-50	7,984,541	6,624,629
30 Yr Pass Thru	2.000	12-01-50	3,501,880	2,882,466
30 Yr Pass Thru	2.000	12-01-50	20,585,888	17,047,573
30 Yr Pass Thru	2.000	03-01-51	6,890,510	5,755,690
30 Yr Pass Thru	2.000	07-01-51	2,677,852	2,209,213
30 Yr Pass Thru	2.000	02-01-52	22,369,131	18,391,494
30 Yr Pass Thru	2.500	12-01-50	45,255	39,070
30 Yr Pass Thru	2.500	08-01-51	2,930,616	2,529,185
30 Yr Pass Thru	2.500	08-01-51	4,288,826	3,701,350
30 Yr Pass Thru	2.500	10-01-51	2,162,963	1,865,332
30 Yr Pass Thru	2.500	11-01-51	13,413,071	11,617,689
30 Yr Pass Thru	2.500	01-01-52	5,230,853	4,509,437
30 Yr Pass Thru	2.500	03-01-52	36,274,983	31,232,419
30 Yr Pass Thru	3.000	12-01-42	527,615	488,316
30 Yr Pass Thru	3.000	04-01-43	1,617,312	1,493,795
30 Yr Pass Thru	3.000	12-01-45	1,189,626	1,079,786
30 Yr Pass Thru	3.000	08-01-46	759,057	690,395
30 Yr Pass Thru	3.000	10-01-46	874,585	797,933
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	01-01-47	1,044,171	$950,046
30 Yr Pass Thru	3.000	02-01-47	569,602	519,146
30 Yr Pass Thru	3.000	10-01-47	1,257,675	1,143,124
30 Yr Pass Thru	3.000	12-01-47	4,554,606	4,114,147
30 Yr Pass Thru	3.000	11-01-48	901,877	817,760
30 Yr Pass Thru	3.000	11-01-48	3,687,110	3,327,087
30 Yr Pass Thru	3.000	12-01-48	566,973	512,143
30 Yr Pass Thru	3.000	09-01-49	3,008,080	2,701,200
30 Yr Pass Thru	3.000	09-01-49	1,713,777	1,525,550
30 Yr Pass Thru	3.000	10-01-49	656,770	589,767
30 Yr Pass Thru	3.000	10-01-49	2,262,374	2,045,002
30 Yr Pass Thru	3.000	11-01-49	9,432,115	8,499,338
30 Yr Pass Thru	3.000	11-01-49	1,629,418	1,450,457
30 Yr Pass Thru	3.000	11-01-49	1,179,748	1,063,079
30 Yr Pass Thru	3.000	02-01-50	6,348,616	5,651,339
30 Yr Pass Thru	3.000	12-01-51	5,494,087	4,906,116
30 Yr Pass Thru	3.000	01-01-52	12,481,666	11,189,774
30 Yr Pass Thru	3.000	02-01-52	4,494,176	4,026,205
30 Yr Pass Thru	3.000	02-01-52	6,901,242	6,139,495
30 Yr Pass Thru	3.000	03-01-52	21,675,078	19,436,719
30 Yr Pass Thru	3.000	05-01-52	1,796,091	1,613,558
30 Yr Pass Thru	3.500	01-01-42	400,443	381,176
30 Yr Pass Thru	3.500	06-01-42	746,817	710,145
30 Yr Pass Thru	3.500	07-01-42	1,262,949	1,200,757
30 Yr Pass Thru	3.500	01-01-43	229,775	218,621
30 Yr Pass Thru	3.500	04-01-43	175,443	166,541
30 Yr Pass Thru	3.500	06-01-43	839,475	796,520
30 Yr Pass Thru	3.500	07-01-43	141,909	134,581
30 Yr Pass Thru	3.500	03-01-44	1,226,262	1,165,575
30 Yr Pass Thru	3.500	10-01-44	1,466,771	1,371,270
30 Yr Pass Thru	3.500	04-01-45	294,602	277,078
30 Yr Pass Thru	3.500	04-01-45	697,185	655,714
30 Yr Pass Thru	3.500	07-01-46	667,955	625,300
30 Yr Pass Thru	3.500	07-01-46	444,101	415,741
30 Yr Pass Thru	3.500	07-01-47	1,710,920	1,605,404
30 Yr Pass Thru	3.500	11-01-47	1,408,307	1,316,173
30 Yr Pass Thru	3.500	12-01-47	842,690	787,296
30 Yr Pass Thru	3.500	01-01-48	1,644,060	1,535,989
30 Yr Pass Thru	3.500	03-01-48	829,140	778,783
30 Yr Pass Thru	3.500	06-01-49	5,073,680	4,740,165
30 Yr Pass Thru	3.500	09-01-49	2,555,034	2,378,298
30 Yr Pass Thru	3.500	10-01-49	1,645,807	1,531,964
30 Yr Pass Thru	3.500	01-01-50	4,652,453	4,326,273
30 Yr Pass Thru	3.500	03-01-50	4,720,756	4,357,332
30 Yr Pass Thru	3.500	04-01-50	6,982,982	6,502,139
30 Yr Pass Thru	3.500	06-01-50	4,369,429	4,067,188
30 Yr Pass Thru	3.500	09-01-50	9,845,795	9,164,744
30 Yr Pass Thru	3.500	03-01-51	7,408,660	6,886,929
30 Yr Pass Thru	3.500	02-01-52	2,355,478	2,194,754
30 Yr Pass Thru	3.500	04-01-52	3,187,643	2,955,195
30 Yr Pass Thru	3.500	04-01-52	2,765,951	2,565,981
30 Yr Pass Thru	3.500	05-01-52	3,912,536	3,612,555
30 Yr Pass Thru	3.500	05-01-52	8,900,955	8,193,469
30 Yr Pass Thru	3.500	08-01-52	9,245,701	8,536,816
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	09-01-52	5,445,072	$5,020,782
30 Yr Pass Thru	4.000	09-01-40	202,070	197,842
30 Yr Pass Thru	4.000	01-01-41	177,498	173,732
30 Yr Pass Thru	4.000	09-01-41	269,684	263,736
30 Yr Pass Thru	4.000	09-01-41	786,809	769,748
30 Yr Pass Thru	4.000	10-01-41	13,065	12,778
30 Yr Pass Thru	4.000	11-01-41	457,171	447,154
30 Yr Pass Thru	4.000	01-01-42	136,602	133,594
30 Yr Pass Thru	4.000	01-01-42	143,478	140,319
30 Yr Pass Thru	4.000	03-01-42	789,990	772,098
30 Yr Pass Thru	4.000	05-01-43	998,395	974,774
30 Yr Pass Thru	4.000	09-01-43	779,823	760,871
30 Yr Pass Thru	4.000	10-01-43	561,114	547,202
30 Yr Pass Thru	4.000	12-01-43	673,574	657,056
30 Yr Pass Thru	4.000	01-01-44	161,752	157,773
30 Yr Pass Thru	4.000	02-01-46	415,167	400,853
30 Yr Pass Thru	4.000	06-01-46	325,569	314,141
30 Yr Pass Thru	4.000	07-01-46	582,369	561,928
30 Yr Pass Thru	4.000	03-01-47	1,079,212	1,042,005
30 Yr Pass Thru	4.000	05-01-47	899,469	868,459
30 Yr Pass Thru	4.000	12-01-47	372,296	359,693
30 Yr Pass Thru	4.000	04-01-48	1,182,614	1,141,472
30 Yr Pass Thru	4.000	06-01-48	687,504	660,794
30 Yr Pass Thru	4.000	10-01-48	577,994	556,802
30 Yr Pass Thru	4.000	01-01-49	425,743	407,340
30 Yr Pass Thru	4.000	07-01-49	832,364	800,806
30 Yr Pass Thru	4.000	07-01-49	1,393,051	1,338,929
30 Yr Pass Thru	4.000	08-01-49	2,699,572	2,598,909
30 Yr Pass Thru	4.000	09-01-49	1,956,200	1,875,920
30 Yr Pass Thru	4.000	02-01-50	2,294,160	2,197,143
30 Yr Pass Thru	4.000	03-01-51	8,648,977	8,302,142
30 Yr Pass Thru	4.000	08-01-51	4,760,808	4,575,845
30 Yr Pass Thru	4.000	04-01-52	942,385	901,649
30 Yr Pass Thru	4.000	05-01-52	8,683,946	8,297,717
30 Yr Pass Thru	4.000	05-01-52	6,318,993	5,998,455
30 Yr Pass Thru	4.000	05-01-52	5,953,378	5,664,409
30 Yr Pass Thru	4.000	05-01-52	7,412,458	7,064,249
30 Yr Pass Thru	4.000	06-01-52	265,916	255,086
30 Yr Pass Thru	4.000	06-01-52	1,912,320	1,835,036
30 Yr Pass Thru	4.000	06-01-52	6,660,203	6,391,039
30 Yr Pass Thru	4.000	06-01-52	4,461,274	4,234,971
30 Yr Pass Thru	4.000	07-01-52	14,827,271	14,190,978
30 Yr Pass Thru	4.000	07-01-52	5,187,163	4,953,216
30 Yr Pass Thru	4.000	07-01-52	4,117,983	3,932,257
30 Yr Pass Thru	4.000	07-01-52	7,440,643	7,079,484
30 Yr Pass Thru	4.500	08-01-40	355,040	354,659
30 Yr Pass Thru	4.500	08-01-40	187,570	187,349
30 Yr Pass Thru	4.500	12-01-40	136,169	135,950
30 Yr Pass Thru	4.500	05-01-41	141,181	141,006
30 Yr Pass Thru	4.500	05-01-41	236,023	235,586
30 Yr Pass Thru	4.500	06-01-41	254,395	254,033
30 Yr Pass Thru	4.500	07-01-41	147,355	147,166
30 Yr Pass Thru	4.500	11-01-41	38,330	38,273
30 Yr Pass Thru	4.500	12-01-41	646,657	645,619
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	05-01-42	348,372	$347,894
30 Yr Pass Thru	4.500	04-01-48	389,468	385,460
30 Yr Pass Thru	4.500	07-01-48	751,759	742,144
30 Yr Pass Thru	4.500	06-01-52	3,834,902	3,763,085
30 Yr Pass Thru	4.500	06-01-52	8,787,002	8,619,699
30 Yr Pass Thru	4.500	06-01-52	6,602,172	6,484,721
30 Yr Pass Thru	4.500	07-01-52	7,273,844	7,135,351
30 Yr Pass Thru	4.500	07-01-52	1,330,529	1,306,859
30 Yr Pass Thru	4.500	07-01-52	7,816,211	7,667,392
30 Yr Pass Thru	4.500	08-01-52	4,393,541	4,281,057
30 Yr Pass Thru	4.500	08-01-52	997,992	979,926
30 Yr Pass Thru	4.500	08-01-52	7,246,927	7,061,389
30 Yr Pass Thru	4.500	08-01-52	6,027,911	5,913,141
30 Yr Pass Thru	4.500	08-01-52	7,607,662	7,422,398
30 Yr Pass Thru	4.500	08-01-52	5,236,250	5,113,644
30 Yr Pass Thru	4.500	09-01-52	6,024,013	5,928,142
30 Yr Pass Thru	4.500	09-01-52	6,340,585	6,217,880
30 Yr Pass Thru	4.500	09-01-52	3,171,938	3,110,554
30 Yr Pass Thru	4.500	10-01-52	4,990,710	4,911,284
30 Yr Pass Thru	4.500	10-01-52	15,801,267	15,495,476
30 Yr Pass Thru	4.500	10-01-52	4,020,647	3,942,838
30 Yr Pass Thru	4.500	10-01-52	3,422,984	3,361,020
30 Yr Pass Thru	4.500	11-01-52	4,201,173	4,119,871
30 Yr Pass Thru	4.500	11-01-52	11,937,042	11,720,954
30 Yr Pass Thru	4.500	04-01-53	10,313,428	10,110,616
30 Yr Pass Thru	4.500	05-01-53	2,527,682	2,481,925
30 Yr Pass Thru	5.000	07-01-52	4,889,380	4,908,722
30 Yr Pass Thru	5.000	08-01-52	16,225,459	16,299,788
30 Yr Pass Thru	5.000	10-01-52	6,938,050	6,939,479
30 Yr Pass Thru	5.000	10-01-52	9,030,565	9,047,241
30 Yr Pass Thru	5.000	11-01-52	6,353,752	6,376,902
30 Yr Pass Thru	5.000	12-01-52	6,099,024	6,100,281
30 Yr Pass Thru	5.000	01-01-53	11,077,249	11,124,533
30 Yr Pass Thru	5.000	04-01-53	5,517,213	5,518,350
30 Yr Pass Thru	5.000	04-01-53	11,377,819	11,412,163
30 Yr Pass Thru	5.000	07-01-53	18,769,930	18,814,855
30 Yr Pass Thru	5.500	12-01-52	2,382,543	2,422,116
30 Yr Pass Thru	5.500	12-01-52	1,339,994	1,363,926
30 Yr Pass Thru	5.500	12-01-52	2,630,385	2,690,514
30 Yr Pass Thru	5.500	05-01-53	11,950,097	12,133,642
30 Yr Pass Thru	5.500	07-01-53	2,910,033	2,950,000
30 Yr Pass Thru	5.500	08-01-53	4,344,090	4,406,740
30 Yr Pass Thru	5.500	02-01-54	6,485,138	6,588,799
30 Yr Pass Thru	5.500	03-01-54	5,675,250	5,757,097
30 Yr Pass Thru	5.500	05-01-54	5,167,765	5,229,374

30 Yr Pass Thru	5.500	05-01-54	5,058,981	5,117,712
Corporate bonds 29.4%				$1,018,218,488
(Cost $1,014,556,995)
Communication services 1.3%				45,987,571
Diversified telecommunication services 0.2%
AT&T, Inc.	2.750	06-01-31	7,185,000	6,372,689
Entertainment 0.4%
Netflix, Inc. (A)	4.875	06-15-30	4,756,000	4,863,230
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
WarnerMedia Holdings, Inc.	4.279	03-15-32	12,834,000	$11,218,853
Media 0.3%
Charter Communications Operating LLC	2.800	04-01-31	2,846,000	2,413,972
Charter Communications Operating LLC	4.200	03-15-28	3,392,000	3,282,677
Charter Communications Operating LLC	6.384	10-23-35	4,715,000	4,774,030
Wireless telecommunication services 0.4%
T-Mobile USA, Inc.	3.375	04-15-29	3,360,000	3,192,937
T-Mobile USA, Inc.	3.875	04-15-30	10,258,000	9,869,183
Consumer discretionary 1.6%				54,016,290
Automobiles 1.0%
Ford Motor Company	3.250	02-12-32	4,518,000	3,848,096
Ford Motor Company	6.100	08-19-32	3,408,000	3,501,803
Ford Motor Credit Company LLC	4.000	11-13-30	2,783,000	2,565,708
Ford Motor Credit Company LLC	6.125	03-08-34	7,612,000	7,702,577
Ford Motor Credit Company LLC	7.122	11-07-33	7,884,000	8,516,890
Hyundai Capital America (A)	5.400	01-08-31	4,322,000	4,438,335
Hyundai Capital America (A)	5.680	06-26-28	2,640,000	2,720,663
Hotels, restaurants and leisure 0.1%
Booking Holdings, Inc.	4.625	04-13-30	3,215,000	3,249,584
Leisure products 0.0%
Brunswick Corp.	5.850	03-18-29	1,378,000	1,409,791
Machinery 0.3%
General Motors Financial Company, Inc.	5.600	06-18-31	8,857,000	9,064,411
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	3,422,000	3,380,874
Textiles, apparel and luxury goods 0.1%
Tapestry, Inc.	7.700	11-27-30	1,883,000	2,005,027
Tapestry, Inc.	7.850	11-27-33	1,507,000	1,612,531
Consumer staples 0.6%				21,465,013
Food products 0.6%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	2,598,000	2,728,835
JBS USA LUX SA	3.625	01-15-32	5,365,000	4,820,912
JBS USA LUX SA	5.750	04-01-33	3,838,000	3,928,803
Kraft Heinz Foods Company	4.375	06-01-46	6,883,000	5,880,542
Kraft Heinz Foods Company	5.000	06-04-42	1,873,000	1,767,224
Pilgrim’s Pride Corp.	6.250	07-01-33	2,212,000	2,338,697
Energy 3.9%				134,215,040
Oil, gas and consumable fuels 3.9%
Aker BP ASA (A)	3.100	07-15-31	1,392,000	1,223,871
Aker BP ASA (A)	3.750	01-15-30	880,000	832,932
Aker BP ASA (A)	4.000	01-15-31	1,805,000	1,691,783
Cheniere Energy Partners LP	3.250	01-31-32	7,787,000	6,909,083
Cheniere Energy Partners LP	5.950	06-30-33	3,455,000	3,637,013
Cheniere Energy, Inc. (A)	5.650	04-15-34	1,545,000	1,589,874
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	2,473,000	2,523,273
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	1,161,000	1,219,573
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	4,067,000	4,294,042
Continental Resources, Inc. (A)	2.875	04-01-32	2,321,000	1,951,603
Continental Resources, Inc.	4.900	06-01-44	2,073,000	1,762,614
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Continental Resources, Inc. (A)	5.750	01-15-31	4,259,000	$4,319,270
Diamondback Energy, Inc.	5.750	04-18-54	3,561,000	3,562,448
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	4,203,000	4,018,306
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	5,021,000	4,915,023
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,974,000	2,163,524
Energy Transfer LP	5.150	03-15-45	2,171,000	1,986,362
Energy Transfer LP	5.250	04-15-29	9,197,000	9,402,364
Energy Transfer LP	5.250	07-01-29	2,146,000	2,196,483
Energy Transfer LP	5.400	10-01-47	4,657,000	4,354,261
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	6,002,000	5,851,412
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,895,000	2,200,936
MPLX LP	4.950	09-01-32	2,234,000	2,211,333
MPLX LP	5.000	03-01-33	2,099,000	2,077,119
Occidental Petroleum Corp.	5.375	01-01-32	1,399,000	1,419,653
Occidental Petroleum Corp.	6.450	09-15-36	5,253,000	5,693,031
Occidental Petroleum Corp.	6.625	09-01-30	1,830,000	1,971,450
ONEOK, Inc.	5.650	11-01-28	810,000	841,357
ONEOK, Inc.	6.050	09-01-33	3,502,000	3,696,152
ONEOK, Inc.	6.625	09-01-53	3,510,000	3,865,988
Ovintiv, Inc.	6.250	07-15-33	1,961,000	2,070,412
Ovintiv, Inc.	7.200	11-01-31	434,000	481,917
Sabine Pass Liquefaction LLC	4.500	05-15-30	7,143,000	7,068,354
Saudi Arabian Oil Company (A)	5.250	07-17-34	1,857,000	1,896,963
Targa Resources Corp.	5.500	02-15-35	3,643,000	3,698,745
Targa Resources Corp.	6.150	03-01-29	2,448,000	2,585,066
Targa Resources Partners LP	4.000	01-15-32	2,648,000	2,456,935
The Williams Companies, Inc.	4.650	08-15-32	1,669,000	1,641,819
The Williams Companies, Inc.	4.800	11-15-29	1,859,000	1,872,707
Var Energi ASA (A)	8.000	11-15-32	6,954,000	8,004,916
Western Midstream Operating LP	4.050	02-01-30	3,253,000	3,113,773
Western Midstream Operating LP	5.450	11-15-34	1,760,000	1,750,195
Whistler Pipeline LLC (A)	5.400	09-30-29	1,393,000	1,411,091
Whistler Pipeline LLC (A)	5.700	09-30-31	1,741,000	1,780,014
Financials 10.1%				348,077,564
Banks 5.9%
Banco Santander SA	4.379	04-12-28	2,842,000	2,804,705
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	6,730,000	6,161,036
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	5,771,000	5,176,896
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	9,617,000	8,447,211
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	4,585,000	4,162,028
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	9,712,000	9,501,377
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	3,649,000	3,656,910
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	4,728,000	4,949,138
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	9,772,000	10,074,375
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	2,875,000	2,950,326
BNP Paribas SA (5.894% to 12-5-33, then Overnight SOFR + 1.866%) (A)	5.894	12-05-34	4,365,000	4,633,432
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,400,000	1,517,331
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (A)	5.716	01-18-30	2,746,000	2,813,153
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	3,383,000	2,930,446
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	1,567,000	$1,596,872
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	3,886,000	4,102,045
Citizens Financial Group, Inc.	3.250	04-30-30	3,408,000	3,121,852
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	2,900,000	2,960,069
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%) (C)	6.645	04-25-35	2,461,000	2,659,599
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	2,152,000	2,189,152
Credit Agricole SA (A)	3.250	01-14-30	6,407,000	5,883,975
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	3,834,000	4,036,845
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	3,140,000	3,301,283
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	2,203,000	2,314,609
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	1,844,000	1,885,278
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,598,000	1,709,699
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	5,723,000	5,135,624
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	6,410,000	5,830,307
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	1,624,000	1,617,615
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	3,555,000	3,620,207
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	3,729,000	3,793,608
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	3,569,000	3,662,600
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	1,833,000	1,908,427
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	3,307,000	3,216,566
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	2,764,000	2,928,107
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	3,743,000	3,839,306
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (A)	5.634	01-19-30	1,493,000	1,518,747
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (A)(C)	6.221	06-15-33	1,998,000	2,052,152
Societe Generale SA (6.691% to 1-10-33, then 1 Year CMT + 2.950%) (A)	6.691	01-10-34	284,000	304,391
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	4,606,000	4,059,910
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	6,155,000	6,357,191
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	3,494,000	3,699,063
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	2,132,000	2,121,938
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(D)	8.648	12-01-24	2,259,000	2,264,428
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	3,442,000	3,476,367
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	4,213,000	4,321,407
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	3,109,000	3,248,572
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	2,252,000	2,446,944
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,522,000	1,564,125
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	3,497,000	3,674,083
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	6,123,000	5,612,746
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	9,200,000	8,277,934
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	5,679,000	5,796,333
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)	5.875	06-15-25	2,264,000	2,248,128
Capital markets 2.5%
Ares Capital Corp.	2.875	06-15-28	3,739,000	3,415,535
Ares Capital Corp.	5.875	03-01-29	2,299,000	2,337,333
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Ares Capital Corp.	5.950	07-15-29	1,129,000	$1,150,493
Blackstone Private Credit Fund	4.000	01-15-29	3,722,000	3,511,869
Blackstone Private Credit Fund (A)	7.300	11-27-28	2,952,000	3,129,223
Cantor Fitzgerald LP (A)	7.200	12-12-28	6,112,000	6,465,394
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	2,382,000	2,534,639
Jefferies Financial Group, Inc.	5.875	07-21-28	2,651,000	2,745,220
Jefferies Financial Group, Inc.	6.200	04-14-34	2,919,000	3,071,432
Lazard Group LLC	4.375	03-11-29	2,662,000	2,606,606
Lazard Group LLC	6.000	03-15-31	1,826,000	1,904,159
Macquarie Bank, Ltd. (A)	3.624	06-03-30	2,779,000	2,567,309
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	2,187,000	1,850,742
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	6,256,000	5,157,289
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	5,781,000	5,899,439
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	4,334,000	4,427,172
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	2,116,000	2,165,274
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	1,485,000	1,536,430
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	2,065,000	2,174,755
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	3,986,000	4,219,336
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	12,005,000	10,439,772
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	3,932,000	3,394,100
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	2,991,000	3,064,443
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	2,280,000	2,459,965
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (A)(B)	9.250	11-13-28	1,791,000	1,974,714
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	1,335,000	1,541,654
Consumer finance 0.4%
Ally Financial, Inc. (6.184% to 7-26-34. then Overnight SOFR + 2.290%)	6.184	07-26-35	2,187,000	2,227,319
Ally Financial, Inc.	8.000	11-01-31	2,891,000	3,299,508
Discover Financial Services	6.700	11-29-32	4,001,000	4,360,475
Trust Fibra Uno (A)	7.375	02-13-34	3,492,000	3,577,809
Financial services 0.6%
Apollo Debt Solutions BDC (A)	6.900	04-13-29	1,538,000	1,590,488
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	1,432,000	1,462,908
Enact Holdings, Inc.	6.250	05-28-29	3,578,000	3,689,743
National Rural Utilities Cooperative Finance Corp.	4.850	02-07-29	3,622,000	3,688,558
NMI Holdings, Inc.	6.000	08-15-29	3,328,000	3,406,674
Radian Group, Inc.	6.200	05-15-29	5,021,000	5,228,559
Insurance 0.7%
Athene Holding, Ltd.	3.500	01-15-31	7,206,000	6,630,787
CNA Financial Corp.	2.050	08-15-30	1,209,000	1,047,726
CNO Financial Group, Inc.	5.250	05-30-29	4,438,000	4,452,962
CNO Financial Group, Inc.	6.450	06-15-34	1,790,000	1,867,178
F&G Annuities & Life, Inc.	6.500	06-04-29	1,715,000	1,749,431
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,925,000	3,076,886
SBL Holdings, Inc. (A)	5.000	02-18-31	2,741,000	2,486,415
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	5,137,000	4,353,373
Health care 2.2%				76,862,512
Biotechnology 0.5%
Amgen, Inc.	5.250	03-02-30	4,087,000	4,233,712
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Biotechnology (continued)
Amgen, Inc.	5.250	03-02-33	7,952,000	$8,172,089
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	6,088,000	5,204,633
Health care equipment and supplies 0.2%
Solventum Corp. (A)	5.400	03-01-29	2,925,000	2,984,919
Solventum Corp. (A)	5.450	03-13-31	5,616,000	5,718,257
Health care providers and services 0.8%
Cencora, Inc.	2.800	05-15-30	2,663,000	2,420,904
Centene Corp.	4.625	12-15-29	7,915,000	7,700,442
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	6,381,000	5,262,953
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	6,479,000	6,078,282
HCA, Inc.	5.450	04-01-31	2,861,000	2,935,337
Universal Health Services, Inc.	2.650	10-15-30	3,450,000	3,048,951
Life sciences tools and services 0.1%
Icon Investments Six DAC	5.849	05-08-29	1,902,000	1,987,293
Thermo Fisher Scientific, Inc.	4.977	08-10-30	1,865,000	1,928,438
Pharmaceuticals 0.6%
IQVIA, Inc.	6.250	02-01-29	1,903,000	2,010,544
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	3,483,000	3,501,729
Viatris, Inc.	2.700	06-22-30	5,413,000	4,765,145
Viatris, Inc.	4.000	06-22-50	12,569,000	8,908,884
Industrials 3.2%				110,808,598
Aerospace and defense 0.3%
BAE Systems PLC (A)	5.250	03-26-31	1,246,000	1,283,073
DAE Funding LLC (A)	3.375	03-20-28	4,053,000	3,836,926
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,780,000	1,724,453
Lockheed Martin Corp.	5.250	01-15-33	2,640,000	2,769,484
The Boeing Company (A)	6.298	05-01-29	1,331,000	1,390,036
Building products 0.1%
Owens Corning	3.500	02-15-30	894,000	840,583
Owens Corning	3.875	06-01-30	371,000	355,492
Owens Corning	3.950	08-15-29	2,635,000	2,549,692
Owens Corning	5.700	06-15-34	1,182,000	1,233,640
Commercial services and supplies 0.1%
Waste Management, Inc.	1.500	03-15-31	3,500,000	2,916,162
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	1,956,000	2,077,606
Quanta Services, Inc.	5.250	08-09-34	1,800,000	1,813,427
Electrical equipment 0.1%
Regal Rexnord Corp.	6.400	04-15-33	2,025,000	2,148,967
Ground transportation 0.1%
Uber Technologies, Inc. (A)	4.500	08-15-29	2,447,000	2,399,858
Passenger airlines 1.6%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	2,173,757	2,086,395
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	1,405,761	1,352,290
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,753,821	3,559,905
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	3,416,666	3,267,355
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	2,188,996	2,047,186
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,563,943	2,429,310
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	2,108,176	1,922,462
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	3,824,625	3,395,520
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	3,019,640	$2,756,484
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	2,699,687	2,335,144
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	582,200	535,125
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	1,212,671	1,139,368
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	1,305,448	1,246,141
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	814,889	851,858
Delta Air Lines, Inc. (A)	4.750	10-20-28	4,081,119	4,041,671
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	3,053,563	2,669,951
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,863,308	3,569,203
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	961,341	947,768
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,308,432	1,204,577
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	5,430,306	5,531,547
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,825,572	3,953,426
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	2,796,000	2,847,986
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	3,041,000	3,129,589
Professional services 0.1%
Concentrix Corp.	6.600	08-02-28	3,893,000	4,081,148
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC	3.000	10-29-28	4,183,000	3,912,145
AerCap Ireland Capital DAC	3.300	01-30-32	6,080,000	5,404,371
Ashtead Capital, Inc. (A)	4.250	11-01-29	668,000	642,884
Ashtead Capital, Inc. (A)	5.500	08-11-32	3,530,000	3,565,733
Ashtead Capital, Inc. (A)	5.550	05-30-33	3,457,000	3,495,714
Ashtead Capital, Inc. (A)	5.950	10-15-33	3,555,000	3,688,001
SMBC Aviation Capital Finance DAC (A)	2.300	06-15-28	2,033,000	1,858,942
Information technology 2.5%				88,268,347
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	4,836,000	4,216,274
Motorola Solutions, Inc.	2.750	05-24-31	4,718,000	4,171,695
Electronic equipment, instruments and components 0.2%
CDW LLC	5.100	03-01-30	1,115,000	1,120,151
CDW LLC	5.550	08-22-34	1,486,000	1,498,482
Flex, Ltd.	5.250	01-15-32	1,020,000	1,020,278
TD SYNNEX Corp.	2.650	08-09-31	1,965,000	1,659,741
TD SYNNEX Corp.	6.100	04-12-34	1,567,000	1,629,106
IT services 0.1%
Gartner, Inc. (A)	4.500	07-01-28	3,286,000	3,227,170
Semiconductors and semiconductor equipment 1.4%
Broadcom, Inc. (A)	3.419	04-15-33	6,106,000	5,440,558
Broadcom, Inc.	4.750	04-15-29	11,210,000	11,295,090
Foundry JV Holdco LLC (A)	5.875	01-25-34	2,761,000	2,772,037
Foundry JV Holdco LLC (A)	6.150	01-25-32	6,375,000	6,564,065
Marvell Technology, Inc.	5.950	09-15-33	4,707,000	4,999,536
Micron Technology, Inc.	2.703	04-15-32	2,400,000	2,056,125
Micron Technology, Inc.	5.300	01-15-31	1,552,000	1,591,179
Micron Technology, Inc.	5.327	02-06-29	3,667,000	3,755,463
Micron Technology, Inc.	6.750	11-01-29	6,362,000	6,923,048
Qorvo, Inc. (A)	3.375	04-01-31	2,531,000	2,246,958
Qorvo, Inc.	4.375	10-15-29	1,585,000	1,526,353
Software 0.3%
Atlassian Corp.	5.250	05-15-29	2,071,000	2,117,436
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Autodesk, Inc.	2.850	01-15-30	1,690,000	$1,556,960
Oracle Corp.	2.950	04-01-30	3,390,000	3,113,352
VMware LLC	4.700	05-15-30	5,006,000	5,000,112
Technology hardware, storage and peripherals 0.3%
Dell International LLC	5.300	10-01-29	1,383,000	1,428,039
Dell International LLC	5.400	04-15-34	7,153,000	7,339,139
Materials 0.3%				11,049,623
Construction materials 0.1%
Cemex SAB de CV (A)	3.875	07-11-31	3,320,000	3,021,019
Metals and mining 0.2%
Freeport-McMoRan, Inc.	5.400	11-14-34	3,054,000	3,113,358
Freeport-McMoRan, Inc.	5.450	03-15-43	3,991,000	3,908,810
Newmont Corp.	2.800	10-01-29	1,084,000	1,006,436
Real estate 0.9%				30,340,730
Industrial REITs 0.2%
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	04-01-29	3,876,000	3,958,915
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	4,150,000	4,189,000
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	4,414,000	3,881,267
Residential REITs 0.1%
American Homes 4 Rent LP	4.250	02-15-28	1,533,000	1,506,649
Specialized REITs 0.5%
American Tower Corp.	3.800	08-15-29	5,777,000	5,545,134
American Tower Corp.	5.200	02-15-29	3,060,000	3,128,424
GLP Capital LP	3.250	01-15-32	1,239,000	1,081,465
GLP Capital LP	4.000	01-15-30	1,163,000	1,099,093
VICI Properties LP	5.125	05-15-32	6,020,000	5,950,783
Utilities 2.8%				97,127,200
Electric utilities 1.5%
American Electric Power Company, Inc.	5.625	03-01-33	1,253,000	1,309,215
Atlantica Transmision Sur SA (A)	6.875	04-30-43	1,690,726	1,788,436
Constellation Energy Generation LLC	6.125	01-15-34	1,103,000	1,185,480
Constellation Energy Generation LLC	6.500	10-01-53	1,881,000	2,083,912
Duke Energy Carolinas LLC	4.950	01-15-33	3,218,000	3,268,462
Duke Energy Corp.	2.450	06-01-30	978,000	874,201
Duke Energy Corp.	5.750	09-15-33	3,799,000	4,014,143
Electricite de France SA (A)	5.650	04-22-29	4,699,000	4,889,812
Eversource Energy	5.125	05-15-33	3,035,000	3,037,384
Exelon Corp.	4.050	04-15-30	3,740,000	3,645,728
Georgia Power Company	4.950	05-17-33	1,998,000	2,019,711
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	7,445,000	6,573,429
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	3,395,000	3,453,764
NRG Energy, Inc. (A)	4.450	06-15-29	2,668,000	2,586,619
NRG Energy, Inc. (A)	7.000	03-15-33	3,702,000	4,072,067
The Southern Company	5.700	03-15-34	2,999,000	3,164,147
Xcel Energy, Inc.	4.600	06-01-32	4,370,000	4,259,012
Independent power and renewable electricity producers 0.5%
Indianapolis Power & Light Company (A)	5.650	12-01-32	5,135,000	5,338,639
Vistra Operations Company LLC (A)	4.300	07-15-29	5,821,000	5,650,322
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Vistra Operations Company LLC (A)	6.000	04-15-34	3,940,000	$4,117,521
Vistra Operations Company LLC (A)	6.950	10-15-33	2,965,000	3,293,768
Multi-utilities 0.8%
Dominion Energy, Inc.	3.375	04-01-30	2,900,000	2,714,975
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	2,536,000	2,641,197
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,157,000	1,230,740
National Grid PLC	5.809	06-12-33	4,537,000	4,752,670
NiSource, Inc.	1.700	02-15-31	978,000	812,551
NiSource, Inc.	3.600	05-01-30	2,654,000	2,516,703
San Diego Gas & Electric Company	4.950	08-15-28	5,782,000	5,898,383

Sempra	5.500	08-01-33	3,309,000	3,416,109

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	2,493,000	2,518,100
Municipal bonds 0.3%				$12,373,162
(Cost $16,501,637)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	2,509,050
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,441,191
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	3,723,721
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,129,380

Regents of the University of California Medical Center	3.006	05-15-50	5,045,000	3,569,820
Collateralized mortgage obligations 4.1%				$139,908,377
(Cost $167,649,875)
Commercial and residential 3.2%				108,461,929
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(E)	0.990	04-25-53	580,101	544,896
Series 2021-4, Class A1 (A)(E)	1.035	01-20-65	2,414,170	2,011,609
Series 2021-5, Class A1 (A)(E)	0.951	07-25-66	1,992,563	1,711,343
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	2,388,945	2,359,781
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	4,093,228	4,058,429
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(E)	1.175	10-25-48	1,125,644	996,139
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	1,204,000	1,176,976
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	1,235,000	1,206,884
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(E)	0.941	02-25-49	778,128	707,309
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(D)	6.951	01-15-34	851,200	837,900
Series 2022-CLS, Class A (A)	5.760	10-13-27	2,199,000	2,206,741
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(D)	6.551	08-15-36	6,514,000	6,136,516
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	3,171,115	3,080,591
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	3,606,000	3,446,271
Series 2023-SMRT, Class A (A)(E)	6.015	10-12-40	2,512,000	2,576,851
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(E)	0.924	08-25-66	1,465,646	1,211,567
Series 2021-3, Class A1 (A)(E)	0.956	09-27-66	2,069,720	1,704,196
Series 2021-HX1, Class A1 (A)(E)	1.110	10-25-66	1,561,837	1,320,554
COLT Trust
Series 2020-RPL1, Class A1 (A)(E)	1.390	01-25-65	4,359,527	3,749,604
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(E)	2.773	11-10-46	1,509,000	1,179,662
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-COR3, Class XA IO	0.577	05-10-51	25,493,792	$353,461
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (A)(E)	4.540	08-10-30	1,135,000	922,473
Series 2017-PANW, Class A (A)	3.244	10-10-29	399,000	373,863
Series 2020-CBM, Class A2 (A)	2.896	02-10-37	1,742,000	1,701,541
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	412,784	393,410
Series 2021-AFC1, Class A1 (A)(E)	0.830	03-25-56	3,320,769	2,739,192
Series 2021-NQM2, Class A1 (A)(E)	1.179	02-25-66	1,215,375	1,071,611
Series 2021-NQM3, Class A1 (A)(E)	1.015	04-25-66	1,092,265	939,900
Series 2021-NQM5, Class A1 (A)(E)	0.938	05-25-66	817,373	673,480
Series 2021-NQM6, Class A1 (A)(E)	1.174	07-25-66	2,968,494	2,500,500
Series 2021-RPL2, Class A1A (A)(E)	1.115	01-25-60	3,966,248	3,357,141
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	2,637,525	2,480,505
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(E)	0.899	04-25-66	1,608,988	1,411,983
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (A)(E)	0.797	02-25-66	318,801	271,902
Series 2021-2, Class A1 (A)(E)	0.931	06-25-66	1,371,522	1,142,732
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(E)	2.500	02-01-51	3,413,852	2,829,591
GCAT Trust
Series 2021-NQM1, Class A1 (A)(E)	0.874	01-25-66	882,701	759,932
Series 2021-NQM2, Class A1 (A)(E)	1.036	05-25-66	947,922	805,793
Series 2021-NQM3, Class A1 (A)(E)	1.091	05-25-66	1,526,564	1,297,440
GS Mortgage Securities Trust
Series 2020-UPTN, Class A (A)	2.751	02-10-37	1,159,000	1,127,354
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(E)	1.382	09-27-60	246,305	230,369
Series 2021-NQM1, Class A1 (A)(E)	1.017	07-25-61	658,520	583,527
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(E)	1.071	06-25-56	1,098,429	948,282
MFA Trust
Series 2021-NQM1, Class A1 (A)(E)	1.153	04-25-65	625,163	580,437
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (A)(E)	4.460	01-15-43	520,000	456,074
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(E)	3.500	10-25-59	791,317	743,560
NMLT Trust
Series 2021-INV1, Class A1 (A)(E)	1.185	05-25-56	2,786,993	2,378,108
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	919,399	852,569
OBX Trust
Series 2020-EXP2, Class A3 (A)(E)	2.500	05-25-60	722,277	599,791
Series 2021-NQM2, Class A1 (A)(E)	1.101	05-25-61	1,537,995	1,251,464
Series 2021-NQM3, Class A1 (A)(E)	1.054	07-25-61	2,228,015	1,810,575
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (A)(E)	2.000	01-25-36	2,430,233	2,130,795
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	4,837,000	4,015,345
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(E)	0.943	05-25-65	828,767	766,464
Series 2022-1, Class A1 (A)(E)	2.447	12-25-66	2,870,744	2,546,180
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(E)	3.750	04-25-55	1,775,000	1,732,847
Series 2018-4, Class A1 (A)(E)	3.000	06-25-58	1,214,972	1,143,594
Series 2019-1, Class A1 (A)(E)	3.750	03-25-58	1,033,927	999,880
Series 2019-4, Class A1 (A)(E)	2.900	10-25-59	1,106,000	1,052,317
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,763,476	$1,586,668
Series 2024-1, Class A1 (A)(E)	4.478	03-25-64	3,929,965	4,042,529
Series 2024-3, Class A1A (A)(E)	5.108	07-25-65	2,186,932	2,183,111
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	382,612	364,295
Series 2021-1, Class A1 (A)(E)	0.815	01-25-66	1,123,856	1,004,166
Series 2021-3, Class A1 (A)(E)	1.046	06-25-66	1,597,349	1,364,074
Series 2021-4, Class A1 (A)(E)	0.938	07-25-66	940,434	798,673
Series 2021-5, Class A1 (A)(E)	1.013	09-25-66	1,472,961	1,249,885
Series 2021-R2, Class A1 (A)(E)	0.918	02-25-64	770,365	700,780
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	1,024,151	967,947
U.S. Government Agency 0.9%				31,446,448
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.321	06-25-25	82,245,707	58,008
Government National Mortgage Association
Series 2012-114, Class IO	0.626	01-16-53	340,579	5,327
Series 2016-174, Class IO	0.895	11-16-56	2,946,980	126,450
Series 2017-109, Class IO	0.229	04-16-57	3,925,111	57,073
Series 2017-124, Class IO	0.627	01-16-59	2,705,951	94,428
Series 2017-140, Class IO	0.486	02-16-59	1,971,850	57,963
Series 2017-169, Class IO	0.578	01-16-60	5,453,465	174,198
Series 2017-20, Class IO	0.523	12-16-58	6,656,758	158,642
Series 2017-22, Class IO	0.750	12-16-57	908,786	33,535
Series 2017-41, Class IO	0.569	07-16-58	2,647,732	71,113
Series 2017-46, Class IO	0.651	11-16-57	3,926,024	148,739
Series 2017-61, Class IO	0.701	05-16-59	1,459,469	53,578
Series 2018-114, Class IO	0.591	04-16-60	1,879,328	74,746
Series 2018-158, Class IO	0.790	05-16-61	12,515,057	718,560
Series 2018-69, Class IO	0.606	04-16-60	1,939,245	87,226
Series 2018-9, Class IO	0.443	01-16-60	3,719,395	114,858
Series 2019-131, Class IO	0.802	07-16-61	6,096,553	348,647
Series 2020-100, Class IO	0.785	05-16-62	8,574,262	514,187
Series 2020-108, Class IO	0.847	06-16-62	23,853,050	1,388,460
Series 2020-114, Class IO	0.801	09-16-62	29,567,498	1,702,937
Series 2020-118, Class IO	0.883	06-16-62	19,722,374	1,181,067
Series 2020-119, Class IO	0.606	08-16-62	8,699,563	410,147
Series 2020-120, Class IO	0.768	05-16-62	22,894,114	1,355,435
Series 2020-137, Class IO	0.796	09-16-62	29,387,802	1,704,745
Series 2020-150, Class IO	0.964	12-16-62	14,970,676	994,532
Series 2020-170, Class IO	0.834	11-16-62	20,147,501	1,298,488
Series 2020-92, Class IO	0.879	02-16-62	19,505,825	1,196,955
Series 2021-10, Class IO	0.986	05-16-63	14,330,584	1,040,892
Series 2021-11, Class IO	1.021	12-16-62	22,209,937	1,601,703
Series 2021-3, Class IO	0.869	09-16-62	35,484,766	2,271,664
Series 2021-40, Class IO	0.821	02-16-63	6,701,901	415,049
Series 2022-181, Class IO	0.717	07-16-64	7,040,524	458,238
Series 2022-21, Class IO	0.784	10-16-63	6,680,514	397,458
Series 2022-221, Class IO	0.844	06-16-64	24,429,730	1,556,435
Series 2023-105, Class IO	0.744	07-16-65	15,715,805	1,013,064
Series 2023-177, Class IO	0.859	06-16-65	24,148,964	1,593,778
Series 2023-197, Class IO	1.317	09-16-65	7,285,227	647,155
Series 2023-30, Class IO	1.146	11-16-64	12,481,722	899,573
Series 2023-33, Class IO	0.935	05-16-63	20,000,555	1,413,963
Series 2023-36, Class IO	0.935	10-16-64	21,885,077	1,460,266
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-62, Class IO	0.937	02-16-65	15,785,586	$1,078,162

Series 2023-91, Class IO	0.875	04-16-65	19,652,147	1,469,004
Asset backed securities 7.0%				$243,410,696
(Cost $250,618,110)
Asset backed securities 7.0%				243,410,696
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	2,780,978	2,775,864
AGL Core CLO, Ltd.
Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) (A)(D)	6.600	07-20-37	3,113,000	3,112,885
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	747,000	701,726
Series 2023-2A, Class A2 (A)	6.500	11-16-48	2,294,000	2,366,254
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	2,695,000	2,452,301
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (A)(D)	6.755	07-25-37	2,111,000	2,118,093
Applebee’s Funding LLC
Series 2023-1A, Class A2 (A)	7.824	03-05-53	772,000	808,478
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	705,505	644,836
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	4,569,600	4,326,908
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	3,061,000	3,120,981
Bain Capital Credit CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.520%) (A)(D)	6.846	07-15-37	1,951,000	1,965,679
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (A)(D)	6.844	07-25-37	1,561,000	1,565,552
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (A)(D)	6.902	03-13-37	1,350,000	1,353,004
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	3,228,583	2,948,212
Capital Automotive REIT
Series 2024-2A, Class A2 (A)	5.250	05-15-54	1,110,519	1,100,746
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	4,013,247	4,063,493
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,714,737	3,571,498
Series 2021-1A, Class A1 (A)	1.530	03-15-61	3,388,099	3,155,130
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	4,173,594	3,836,546
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	2,598,837	2,355,191
Series 2022-1A, Class A (A)	2.720	01-18-47	1,946,304	1,770,428
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	2,321,000	2,335,898
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	3,796,000	3,633,929
Series 2024-2A, Class A2 (A)	4.500	05-20-49	3,561,000	3,422,200
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	5,539,000	5,223,147
Series 2021-2A, Class A2 (A)	2.400	10-25-51	4,037,000	3,745,815
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,654,950	1,606,590
Series 2021-1A, Class A2I (A)	2.045	11-20-51	5,573,398	5,222,683
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	3,870,000	3,571,064
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	3,988,420	$3,885,822
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,273,920	1,194,686
Series 2021-1A, Class A2I (A)	2.662	04-25-51	3,132,423	2,860,803
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,371,710	3,148,674
Series 2021-1A, Class A2 (A)	2.791	10-20-51	3,617,700	3,243,329
Series 2024-1A, Class A2 (A)	6.372	10-20-54	4,050,000	4,181,872
Elmwood CLO IV, Ltd.
Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) (A)(D)	6.783	04-18-37	2,330,000	2,339,176
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	3,539,000	3,583,785
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	4,249,000	3,976,809
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (A)	7.549	01-26-54	1,917,000	2,019,487
Ford Credit Auto Owner Trust
Series 2023-2, Class A (A)	5.280	02-15-36	4,003,000	4,121,256
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	1,831,000	1,863,806
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	4,196,000	4,297,608
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (A)(D)	6.783	07-20-37	1,377,000	1,383,816
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	1,157,289	1,159,104
Series 2021-1A, Class A2 (A)	2.773	04-20-29	2,051,241	1,989,333
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	3,306,000	3,177,040
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	2,700,000	2,540,895
Series 2023-1A, Class A2 (A)	5.687	05-20-53	3,005,000	3,058,975
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-29	3,663,000	3,530,703
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (A)(D)	6.782	07-15-37	2,212,000	2,215,066
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (A)	6.560	04-20-53	2,245,000	2,323,094
Series 2024-1A, Class A2 (A)	6.230	04-20-54	3,070,000	3,171,741
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	3,547,614	3,372,463
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	1,173,109	1,036,752
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	4,634,325	4,251,336
Series 2022-1A, Class A2 (A)	3.695	01-30-52	1,937,325	1,750,418
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	4,682,000	4,278,465
Series 2021-1, Class B1 (A)	2.410	10-20-61	2,405,000	2,139,507
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A (A)	3.844	12-25-25	392,962	383,037
Series 2021-FHT1, Class A (A)	3.104	07-25-26	320,649	306,350
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (A)(D)	6.742	04-20-37	1,624,000	1,627,526
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(D)	6.694	07-20-37	1,695,000	1,697,995
Progress Residential Trust
Series 2024-SFR1, Class A (A)	3.350	02-17-41	2,774,000	2,604,689
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	3,774,000	3,712,800
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SCF Equipment Leasing LLC
Series 2021-1A, Class B (A)	1.370	08-20-29	1,733,996	$1,709,799
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	3,176,000	3,247,847
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	2,436,165	2,203,321
Series 2024-1A, Class A2 (A)	6.174	01-25-54	1,478,570	1,526,033
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	3,440,900	3,405,978
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	744,662	670,789
Series 2024-A, Class A1A (A)	5.240	03-15-56	2,888,107	2,927,294
Series 2024-E, Class A1A (A)	5.090	10-16-56	2,614,000	2,622,769
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	2,962,560	2,860,026
Series 2020-1A, Class A2II (A)	4.336	01-20-50	2,446,080	2,315,333
Series 2021-1A, Class A2I (A)	2.190	08-20-51	2,553,292	2,274,231
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,657,000	1,700,096
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,484,000	1,537,986
Sunbird Engine Finance LLC
Series 2020-1A, Class A (A)	3.671	02-15-45	637,927	611,645
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	1,059,000	1,056,340
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	4,801,478	4,458,904
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	4,142,195	3,838,309
Series 2021-1A, Class A (A)	1.650	02-20-46	1,735,931	1,541,159
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	2,840,986	2,579,937
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	4,021,178	3,688,737
Series 2021-1A, Class A (A)	1.860	03-20-46	2,371,428	2,129,353
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	2,374,000	2,155,163
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	822,283	789,684
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	6,079,000	6,244,844
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	2,749,176	2,499,551
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	3,621,928	3,239,148
Willis Engine Structured Trust V
Series 2020-A, Class A (A)	3.228	03-15-45	605,862	561,343
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	6,215,350	5,794,937
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	2,101,990	1,916,791

	Shares	Value
Preferred securities 0.0%		$290,836
(Cost $309,384)
Financials 0.0%		290,836
Banks 0.0%
Wells Fargo & Company, 7.500%	238	290,836

20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.4%			$13,385,522
(Cost $13,386,056)
Short-term funds 0.4%			13,385,522
John Hancock Collateral Trust (F)	5.2747(G)	1,338,605	13,385,522

Total investments (Cost $3,481,520,401) 99.2%	$3,435,729,594
Other assets and liabilities, net 0.8%	27,708,025
Total net assets 100.0%	$3,463,437,619

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $568,403,110 or 16.4% of the fund’s net assets as of 8-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 8-31-24. The value of securities on loan amounted to $1,177,804.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,202,616.
(G)	The rate shown is the annualized seven-day yield as of 8-31-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	21

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	451	Long	Dec 2024	$51,525,953	$51,216,688	$(309,265)
						$(309,265)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
22	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$2,008,142,513	—	$2,008,142,513	—
Corporate bonds	1,018,218,488	—	1,018,218,488	—
Municipal bonds	12,373,162	—	12,373,162	—
Collateralized mortgage obligations	139,908,377	—	139,908,377	—
Asset backed securities	243,410,696	—	243,410,696	—
Preferred securities	290,836	$290,836	—	—
Short-term investments	13,385,522	13,385,522	—	—
Total investments in securities	$3,435,729,594	$13,676,358	$3,422,053,236	—
Derivatives:
Liabilities
Futures	$(309,265)	$(309,265)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
|	23

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,338,605	$12,299,144	$320,283,759	$(319,200,336)	$4,073	$(1,118)	$265,006	—	$13,385,522
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
24	|